FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 8,246,876	$ 6,502,271
Loans and advances to customers, net	251,336,077	213,262,329
Total	259,582,953	219,764,600
Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	197,749	147,502
Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,041,314	2,698,095
Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	580,117	592,244
Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	766,396	501,022
Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,661,300	2,563,408
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,901,687	1,799,143
Total	1,901,687	1,799,143
Level 1 | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	197,749	147,502
Level 1 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	272,157	294,421
Level 1 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	248,735	318,035
Level 1 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,183,046	1,039,185
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,904,912	543,336
Total	3,904,912	543,336
Level 2 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,041,314	50,598
Level 2 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	307,960	294,717
Level 2 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	517,661	182,987
Level 2 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	37,977	15,034
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	2,440,277	4,159,792
Loans and advances to customers, net	251,336,077	213,262,329
Total	253,776,354	217,422,121
Level 3 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments		2,647,497
Level 3 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments		3,106
Level 3 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 2,440,277	$ 1,509,189